Revenue - Schedule of Revenue from Energy Supply (Parenthetical) (Details) - MW MW in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh	[1]	45,769	44,865	43,229
Distributed generation market
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh		3,910,204	2,672,285

[1]	Data not audited by external auditors.